SHAREHOLDER'S CAPITAL - Option Assumptions (Details) - 12 months ended Dec. 31, 2021	Y $ / shares	Y $ / shares
Share Capital, Reserves And Other Equity Interest [Abstract]
Grant date share price (USD per option)	$ 31.98
Exercise price (USD per option)		$ 33.00
Expected volatility (%)	25.00%	25.00%
Expected dividend yield (%)	0.14%	0.14%
Expected life (years) | Y	6.5	6.5
Risk-free interest rate (%)	1.18%	1.18%